Consolidated Statements of Operations (USD $) In Millions, except Share data, unless otherwise specified	9 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2013	Oct. 31, 2013	Dec. 31, 2014	Dec. 31, 2012
Net sales	$ 118.2	$ 627.7	$ 843.2	$ 731.2
Operating expenses:
Operating profit (loss)	27.4	152.7	212.2	162.2
Other (expense) income:
Income tax benefit (provision)	5.8	(13.0)	6.7	(24.7)
Net (loss) income		13.5		46.3
Accrual of paid in kind dividend on cumulative preferred shares				0.1
Weighted average shares outstanding (In millions)
Basic (in Shares)			135,300.0
Diluted (in Shares)			135,300.0
Successor [Member]
Net sales	118.2		843.2
Cost of sales	82.5		446.6
Gross profit	35.7		396.6
Operating expenses:
Selling, technical, general and administrative	54.5		357.9
Non-cash charge related to preferred stock dividend rights	172.0
Research and development	4.0		26.2
Restructuring	0.8		3.0
Total operating expenses	231.3		387.1
Operating profit (loss)	(195.6)		9.5
Other (expense) income:
Interest, net	(5.4)		(37.9)
Other (expense) income, net	(0.4)		(2.5)
Other expense	(5.8)		(40.4)
(Loss) income before income taxes, non-controlling interests and dividends on preferred shares	(201.4)		(30.9)
Income tax benefit (provision)	5.8		6.7
Net (loss) income	(195.6)		(24.2)
Net loss (income) attributable to the non-controlling interests	1.4		(5.7)
Net (loss) income attributable to shareholders	(194.2)		(29.9)
Accrued payment-in-kind dividend on cumulative preferred shares	0		(232.7)
Accrual of paid in kind dividend on cumulative preferred shares	0		0
Net (loss) income attributable to common shares	(194.2)		(262.6)
Earnings (loss) per share
Basic (in Dollars per share)	$ (2.10)		$ (1.94)
Diluted (in Dollars per share)	$ (2.10)		$ (1.94)
Weighted average shares outstanding (In millions)
Basic (in Shares)	92.6		135.3
Diluted (in Shares)	92.6		135.3
Predecessor [Member]
Net sales		627.7		731.2
Cost of sales		304.9		376.1
Gross profit		322.8		355.1
Operating expenses:
Selling, technical, general and administrative		207.6		214.6
Research and development		19.9		25.1
Restructuring		3.6		0.3
Total operating expenses		231.1		240.0
Operating profit (loss)		91.7		115.1
Other (expense) income:
Interest, net		(45.9)		(49.1)
Loss on extinguishment of debt		(18.8)
Other (expense) income, net		(0.5)		5.0
Other expense		(65.2)		(44.1)
(Loss) income before income taxes, non-controlling interests and dividends on preferred shares		26.5		71.0
Income tax benefit (provision)		(13.0)		(24.7)
Net (loss) income		13.5		46.3
Net loss (income) attributable to the non-controlling interests		(0.3)		(0.3)
Net (loss) income attributable to shareholders		13.2		46.0
Accrued payment-in-kind dividend on cumulative preferred shares		0		0
Accrual of paid in kind dividend on cumulative preferred shares		22.4		44.6
Net (loss) income attributable to common shares		$ (9.2)		$ 1.4